Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash Flows from Operating Activities
Net income (loss)	$ 24.6	$ 1.1	$ 29.6	$ (5.3)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Non-cash compensation expense related to stock options	0.0	0.1	0.1	0.1
Depreciation and amortization	7.3	7.3	14.6	14.6
Amortization of deferred finance charges	0.6	0.6	1.3	1.3
Change in assets and liabilities (net of amounts acquired in the business combination):
Accounts receivable	0.9	0.3	0.7	0.8
Accounts payable	0.0	0.0	0.3	1.2
Accrued expenses	0.3	(1.5)	0.1	(1.8)
Prepaid expenses and other current assets	(0.8)	(0.6)	(1.4)	(1.8)
Unearned income and other current liabilities	1.3	1.0	(1.3)	(0.5)
Net cash provided by operating activities	34.2	8.3	44.0	8.6
Cash Flows from Investing Activities
Acquisition of subsidiary, net of cash acquired	0.0	0.0	0.0	0.0
Net cash used in investing activities	0.0	0.0	0.0	0.0
Cash Flows from Financing Activities
Proceeds from issuance of common shares, net of paid issuance costs	2.6	0.0	3.3	14.8
Proceeds from short-term debt from related party	0.0	0.0	0.0	6.0
Repayment of short-term debt from related party	0.0	0.0	0.0	(6.0)
Repayment of long-term debt	(6.3)	(7.4)	(13.0)	(14.0)
Payment of cash distributions	(20.2)	(3.2)	(31.9)	(4.1)
Net cash used in financing activities	(23.9)	(10.6)	(41.6)	(3.3)
Net increase (decrease) in cash and cash equivalents	10.3	(2.3)	2.4	5.3
Cash and cash equivalents at the beginning of the period	24.5	27.0	32.4	19.4
Cash and cash equivalents at the end of the period	34.8	24.7	34.8	24.7
Supplementary disclosure of cash flow information
Interest paid	$ (11.7)	$ (13.7)	$ (23.6)	$ (26.2)